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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 2-56846) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 69


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 71



                              VANGUARD INDEX TRUST
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482




It is proposed that this filing become effective on April 6, 2001, pursuant to Rule (b)(i)(v) of Rule 485. This post-effective amendment is being made to extend the date of effectiveness for previously filed post-effective amendments (Post-Effective Amendments No. 61, 64, 65, 66, 67 and 68).







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March 8, 2001




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD INDEX FUNDS (THE TRUST)
     FILE NO.  2-56846
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Commissioners:


Pursuant to Rule 485(b)(i)(v) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 61st, 64th, 65th, 66th, 67th, and 68th Post-Effective Amendments to the Trust's Registration Statement. Post-Effective Amendment No.61 originally requested an effective date of November 13, 2000. Post-Effective Amendments No.64, 65, 66, and 68 requested an extension date of December 13, 2000, January 12, 2001, February 9, 2001, and March 9, 2001, respectively. Post-Effective Amendment No. 67 was a supplement to Post-Effective Amendment No. 62, which also requested an effective date of February 9, 2001. It is proposed that this filing become effective on April 6, 2001, pursuant to Rule (b)(i)(v) of Rule 485. The contents of the Post-Effective Amendments No. 61 and 67, which we filed under Rule 485(a) on September 13, 2000 and January 11, 2001, respectively, are hereby incorporated by reference into this letter.

Please contact me at (610) 503-2398 if you have any questions concerning this amendment or the requested effective date. Thank you.

Sincerely,





Barry A. Mendelson
Principal and Associate Counsel


cc: Christian Sandoe, Esq., U.S. Securities and Exchange Commission

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 8th day of March, 2001.


                                          VANGUARD INDEX FUNDS

                                   BY:_____________(signature)________________

                                    (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                     TITLE                              DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      March 8, 2001
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D. ELLIS  Trustee                              March 8, 2001
   ---------------------------
       (Heidi Stam)
      Charles D. Ellis*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         March 8, 2001
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         March 8, 2001
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         March 8, 2001
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         March 8, 2001
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JAMES O. WELCH, JR.    Trustee                         March 8, 2001
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         March 8, 2001
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         March 8, 2001
   ---------------------------
       (Heidi Stam)           Financial Officer and Principal
      Thomas J. Higgins*      Accounting Officer

*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999.
 Incorporated by Reference.